Investment Securities - Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost (Parenthetical) (Detail) $ in Millions	Oct. 31, 2018 CAD ($)
Disclosure of financial assets [abstract]
Net impairment allowances	$ (1)